CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 18,233	$ 11,903	$ 27,248
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,158	1,119
Amortization of marketable securities premiums and accretion of discounts, net	741	0
Share-based compensation related to options and RSUs granted to employees and non-employees	6,353	3,476
Increase in accrued interest and exchange rate effect of loans, marketable securities and bank deposits	23	1
Decrease in deferred tax assets, net	1,647	3,127
Increase in trade receivables, net	(2,485)	(2,643)
Decrease (increase) in other receivables and prepaid expenses	797	(17)
Decrease (increase) in inventories	3,954	(1,408)
Decrease in operating lease right-of-use assets	3,862	3,898
Decrease in operating lease liabilities	(4,607)	(4,184)
Increase (decrease) in royalty buyout liability, net	(59)	61
Decrease in trade payables	(4,368)	(2,017)
Increase in other payables and accrued expenses	232	369
Increase in deferred revenues	5,589	3,206
Increase (decrease) in accrued severance pay, net	(992)	624
Net cash provided by operating activities	30,078	17,515
Cash flows from investing activities:
Purchase of property and equipment	(416)	(641)
Purchase of marketable securities	(17,525)	0
Proceeds from sale of marketable securities	510	0
Proceeds from redemption of marketable securities	1,053	0
Proceeds from short-term and restricted bank deposits	84,303	451
Proceeds from long-term and restricted bank deposits	0	150
Net cash provided by (used in) investing activities	67,925	(40)
Cash flows from financing activities:
Purchase of treasury stock	(17,351)	0
Repayment of long-term bank loans	(600)	(1,238)
Cash dividends paid	(5,302)	(3,866)
Proceeds from issuance of shares upon exercise of options and warrants	737	1,051
Proceeds from issuance of shares in a public offering, net	0	85,654	85,426
Net cash provided by (used in) financing activities	(22,516)	81,601
Increase in cash, cash equivalents, and restricted cash	75,487	99,076
Cash, cash equivalents and restricted cash at the beginning of the period	46,034	69,773	69,773
Cash, cash equivalents and restricted cash at the end of the period	121,521	168,849	$ 46,034
Supplemental disclosure of cash flow activities:
Cash paid during the period for income taxes	879	306
Cash paid during the period for interest	11	51
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	408	214
Right-of-use asset recognized with corresponding lease liability	757	699
Decrease (increase) in other receivables due to hedging activities	$ 1,356	$ (1,776)